SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

	Year Ended December 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$234,338	$23,250	$—	$257,588
Depreciation and amortization expense	21,650	2,754	—	24,404
Income (loss) from operations	146,803	12,860	(16,284)	143,379
Interest expense, net and amortization of loan fees and debt premium	—	—	33,363	33,363
Capital expenditures, including the Toledo Products Terminal Acquisition	59,119	31,139	—	90,258

	Year Ended December 31, 2016 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$167,195	$21,811	$—	$189,006
Depreciation and amortization expense	12,978	2,428	—	15,406
Income (loss) from operations	111,512	10,695	(16,967)	105,240
Interest expense, net and amortization of loan fees and debt premium	—	—	30,433	30,433
Capital expenditures, including the Plains Asset Purchase	121,187	2,759	—	123,946

	Year Ended December 31, 2015 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total revenue	$121,344	$21,352	$—	$142,696
Depreciation and amortization expense	5,167	2,639	—	7,806
Income (loss) from operations	93,625	10,535	(13,898)	90,262
Interest expense, net and amortization of loan fees and debt premium	—	—	21,254	21,254
Capital expenditures	8,205	1,800	—	10,005

	Balance at December 31, 2017 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$649,975	$86,760	$11,480	$748,215

	Balance at December 31, 2016 (a)
	Transportation and Terminaling	Storage	Corporate	Consolidated Total
Total assets	$617,417	$57,375	$92,588	$767,380